EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

2.              EARNINGS PER SHARE

The following table sets forth the computation of the weighted-average common shares used to calculate basic and diluted earnings per share.

	2015	2014	2013

Weighted-average common shares
issued	3,805,636	3,805,636	3,805,636

Average treasury stock shares	(1,755,194)	(1,747,716)	(1,747,706)

Average unallocated ESOP shares	(108,570)	-	-

Weighted-average common shares and
common stock equivalents used to
calculate basic earnings per share	1,941,872	2,057,920	2,057,930

Additional common stock equivalents
(stock options) used to calculate
diluted earnings per share	-	-	-

Weighted-average common shares and
common stock equivalents used
to calculate diluted earnings per share	1,941,872	2,057,920	2,057,930

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income is used.

At June 30, 2015, 2014, and 2013, there were 114,519 options with an exercise price of $16.20 which were anti-dilutive.

The unallocated shares controlled by the ESOP are not considered in the weighted average shares outstanding until the shares are committed for allocation to an employee's individual account.